UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Checkone):

Form10-K

Form20-F

Form11-K

Form10-Q

Form10-D       X Form N-SAR FormN-CSR

ForPeriodEnded:November 30, 2011

Transition Report on Form 10-KTransition Report on Form 20-FTransitionReportonForm11-KTransitionReportonForm10-Q

TransitionReportonFormN-SAR

FortheTransitionPeriodEnded:

ReadInstruction(onbackpage)BeforePreparingForm.PleasePrintorType.

NothinginthisformshallbeconstruedtoimplythattheCommissionhasverifiedanyinformationcontainedherein.

Ifthenotificationrelatestoaportionofthefilingcheckedabove,identifytheItem(s)towhichthenotificationrelates:

PARTI—REGISTRANTINFORMATION

Mutual Fund Series Trust

FullNameofRegistrant

Catalyst Funds

FormerNameifApplicable

630 Fitzwatertown Road, Building A, 2nd Floor

AddressofPrincipalExecutiveOffice (StreetandNumber)

 Willow Grove, PA  19090-1904

City,StateandZipCode

PARTII—RULES12b-25(b)AND(c)

Ifthesubjectreportcouldnotbefiledwithoutunreasonableeffortorexpenseandtheregistrantseeksreliefpursuantto

Rule12b-25(b),thefollowingshouldbecompleted.(Checkboxifappropriate)

(a) ThereasondescribedinreasonabledetailinPartIIIofthisformcouldnotbeeliminatedwithoutunreasonable effortorexpense

(b) Thesubjectannualreport,semi-annualreport,transitionreportonForm10-K,Form20-F,Form11-K,Form N-SARorFormN-CSR,orportionthereof,willbefiledonorbeforethefifteenthcalendardayfollowingthe prescribed due date; or the subject quarterly report or transition report on Form 10-Qorsubject distribution reporton Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribedduedate;and

(c) Theaccountant’sstatementorotherexhibitrequiredbyRule12b-25(c)hasbeenattachedifapplicable.

PARTIII—NARRATIVE******see attached sheet

StatebelowinreasonabledetailwhyForms10-K,20-F,11-K,10-Q,10-D,N-SAR,N-CSR,orthetransitionreportor portionthereof,couldnotbefiledwithintheprescribedtimeperiod.

SEC 1344 (04-09)

Persons who are to respond to the collection of information contained inthis form are not required to respond unless the form displays a currentlyvalid  OMB  control  number.

(AttachextraSheetsifNeeded)

PARTIV—OTHERINFORMATION

(1) Nameandtelephonenumberofpersontocontactinregardtothisnotification

David F. Ganley

215

830.8990

(Name)

(AreaCode)

(TelephoneNumber)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section

30oftheInvestmentCompanyActof1940duringthepreceding12monthsorforsuchshorterperiodthattheregistrant wasrequiredtofilesuchreport(s)beenfiled?Ifanswerisno,identifyreport(s).

Yes  X

No

(3) Isitanticipatedthatanysignificantchangeinresultsofoperationsfromthecorrespondingperiodforthelastfiscal yearwillbereflectedbytheearningsstatementstobeincludedinthesubjectreportorportionthereof?

Yes

NoX

Ifso,attachanexplanationoftheanticipatedchange,bothnarrativelyandquantitatively,and,ifappropriate,statethe reasonswhyareasonableestimateoftheresultscannotbemade.

Mutual Fund Series Trust

(NameofRegistrantasSpecifiedinCharter)

hascausedthisnotificationtobesignedonitsbehalfbytheundersignedhereuntodulyauthorized.

January 31, 2012

/s/ David F. Ganley

Date

By

             David F. Ganley, Secretary/Treasurer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence oftherepresentative’sauthoritytosignonbehalfoftheregistrantshallbefiledwiththeform.

ATTENTION

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GENERALINSTRUCTIONS

1.ThisformisrequiredbyRule12b-25(17CFR240.12b-25)oftheGeneralRulesandRegulationsundertheSecurities

ExchangeActof1934.

2.Onesignedoriginalandfourconformedcopiesofthisformandamendmentstheretomustbecompletedandfiledwith theSecuritiesandExchangeCommission,Washington,D.C.20549,inaccordancewithRule0-3oftheGeneralRules and RegulationsundertheAct.Theinformationcontainedinorfiledwiththeformwillbemadeamatterofpublic record in the Commission files.

3.Amanuallysignedcopyoftheformandamendmentstheretoshallbefiledwitheachnationalsecuritiesexchangeon which any class of securities of the registrant is registered.

4.Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctlyfurnished.Theformshallbeclearlyidentifiedasanamendednotification.

5.ElectronicFilers:Thisformshallnotbeusedbyelectronicfilersunabletotimelyfileareportsolelyduetoelectronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should complywitheitherRule201orRule202ofRegulationS-T(§232.201or§232.202ofthischapter)orapply foranadjustmentinfilingdatepursuanttoRule13(b)ofRegulationS-T(§232.13(b)ofthischapter).

6.     Interactivedatasubmissions.Thisformshallnotbeusedbyelectronicfilerswithrespecttothesubmissionorpostingof anInteractiveDataFile(§232.11ofthischapter).ElectronicfilersunabletosubmitorpostanInteractiveDataFilewithin thetimeperiodprescribedshouldcomplywitheitherRule201or202ofRegulationS-T(§232.201and§232.202ofthis chapter).

Narrative – attached sheet

The registrant needs additional time to complete the presentation of its financial statements, and the analysis thereof.  It is expected that the Funds’ Form N-SAR will be filed within fifteen days.

2